Discontinued Operations (Tables)	24 Months Ended
Oct. 31, 2012
Summary of Activity in the Consolidated Statements of Operations for Discontinued Operations

The summarized activity in the Company’s consolidated statements of operations for discontinued operations is presented in the following table:

	For the Year Ended October 31,
(in millions)	2012	2011	2010
Sales and revenues, net	$253	$317	$278
Loss before income taxes	$(71)	$(115)	$(48)
Income tax benefit	—	41	—

Loss from discontinued operations, net of tax	$(71)	$(74)	$(48)